Description of the Business	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of the Business	Description of the Business
The Company
Americold Realty Trust, Inc. together with its subsidiaries including the Operating Partnership (as defined below) (“ART”, “Americold”, the “Company”, “us” or “we”) is a Maryland corporation that operates as a real estate investment trust (“REIT”) for U.S. federal income tax purposes. The Company is a global leader in temperature-controlled logistics and real estate, supporting the safe, efficient movement of food worldwide. We connect producers, processors, distributors, and retailers. Leveraging deep industry expertise, advanced technology, and sustainable practices, Americold delivers reliable cold storage and transportation solutions that create lasting value for customers and communities. As of December 31, 2025, we operated a global network of 231 temperature-controlled warehouses encompassing approximately 1.4 billion cubic feet (unaudited), with 188 warehouses in North America, 23 warehouses in Europe, 18 warehouses in Asia-Pacific, and 2 warehouses in South America. In addition, we have a minority interest in one joint venture: RSA Cold Holdings Limited (the “RSA joint venture”), which operates two temperature-controlled warehouses in Dubai.
During 2010, the Company formed a Delaware limited partnership, Americold Realty Operating Partnership, L.P. (“the Operating Partnership”), and transferred substantially all of its interests in entities and associated assets and liabilities to the Operating Partnership. This structure is commonly referred to as an umbrella partnership REIT or an UPREIT structure. Americold Realty Trust, Inc. (“the REIT”) is the sole general partner of the Operating Partnership, owning 99% of the common general partnership interests as of December 31, 2025. Americold Realty Operations, Inc., a Delaware corporation and wholly-owned subsidiary of the REIT, is a limited partner of the Operating Partnership, owning less than 1% of the common general partnership interests as of December 31, 2025. Additionally, the aggregate partnership interests of all other limited partners was less than 0.1% as of December 31, 2025. As the sole general partner of the Operating Partnership, the REIT has full, exclusive and complete responsibility and discretion in the day-to-day management and control of the Operating Partnership. The limited partners of the Operating Partnership do not have rights to replace Americold Realty Trust, Inc. as the general partner nor do they have participating rights, although they do have certain protective rights.
No limited partner shall be liable for any debts, liabilities, contracts or obligations of the Operating Partnership. A limited partner shall be liable to the Operating Partnership only to make payments of capital contribution, if any, as and when due. After a capital contribution is fully paid, no limited partner shall, except as otherwise may be legally required under Delaware law, be required to make any further contribution or other payments or lend any funds to the Operating Partnership.
The Company grants Operating Partnership Profit Units (“OP Units”) to certain members of the Board of Directors and certain members of management of the Company, which are described further in Note 14 - Stock-Based Compensation. These units represent noncontrolling interests in the Operating Partnership that are not owned by Americold Realty Trust, Inc.
The Operating Partnership includes numerous disregarded entities (“DRE”). Additionally, the Operating Partnership conducts various business activities in North America, Europe, Asia-Pacific, and South America through several wholly-owned taxable REIT subsidiaries (“TRSs”).
Project Orion
In February 2023, we announced our transformation program “Project Orion” designed to drive future growth and achieve our long-term strategic objectives, through investment in our technology systems and business processes across our global platform. The project includes the implementation of a new, best-in-class, cloud-based enterprise resource planning (“ERP”) software system as well as other transformation related initiatives including artificial intelligence related projects and market expansion initiatives. The primary goals of this project are to streamline standard processes, reduce manual work and incrementally improve our business analytics capabilities. Highlights of the project include implementing centralized customer billing operations, a global payroll and human capital management platform, next-generation warehouse maintenance capabilities, global procurement functionality and shared-service operations in certain international regions, among others. We expect the benefits of these initiatives to include revenue and margin improvements through pricing data and analytics and heightened customer contract governance, finance and human resources cost reductions, information technology (“IT”) applications and infrastructure rationalization, reduced associate turnover, working capital efficiency and reduced IT maintenance capital expenditures. We refer to the Project Orion ERP activities as “Orion - Oracle” and all other Project Orion transformation activities as “Orion - Transformation”. The activities associated with Orion - Oracle are substantially complete, with the exception of the implementation in Europe. Since inception, the Company has incurred $227.7 million of total implementation costs related to Project Orion, including expenses reported in “Acquisition, cyber incident, and other, net” on the Consolidated Statements of Operations and costs deferred in “Other assets”, and to a lesser extent within “Assets under construction” on the Consolidated Balance Sheets. The unamortized balance of the Project Orion deferred costs recognized within Other Assets was $88.6 million and $80.5 million as of December 31, 2025 and 2024, respectively.
During the three months ended June 30, 2024, the Company deployed Project Orion in North America and Asia Pacific related to Orion - Oracle activities. The implementation costs deferred within “Other assets” on the Consolidated Balance Sheets are now being amortized through “Selling, general, and administrative” expense on the Consolidated Statements of Operations. The useful lives of the Company’s internal-use software and capitalized cloud computing implementation costs are generally three to five years. However, the useful lives of major information system installations, such as the implementation of Project Orion related systems and software, are determined on an individual basis and may exceed five years depending on the estimated period of use. The Company has determined the useful life of the Project Orion related systems and software associated with the deployment of Project Orion in North America and Asia Pacific to be ten years and is amortizing the costs associated with such implementation on a straight line basis over such period. The amortization expense recognized during the years ended December 31, 2025 and 2024 related to Project Orion was $15.1 million and $4.2 million, respectively.